SHARE REPURCHASE PROGRAMS	12 Months Ended
Dec. 31, 2021
SHARE REPURCHASE PROGRAMS
SHARE REPURCHASE PROGRAMS	NOTE 11 – SHARE REPURCHASE PROGRAMS Data I/O did not have a share repurchase program in 2021.